ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES
Schedule of accrued expenses

	2016	2017
Operation, maintenance and telecommunication services	6,165	7,093
General, administrative and marketing expenses	1,914	2,684
Salaries and benefits	2,993	2,664
Interest and bank charges	211	189
Total	11,283	12,630